Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Non-current Assets
Schedule of other non current assets

	December 31,	June 30,
	2024	2025
		(Unaudited)
Right-of-use assets – finance lease	63,635	2,518,443
Long-term deposits	1,196,193	914,176
Non-current portion of auto financing receivables	863,796	758,933
Prepayments for long-lived assets	1,246,836	478,514
Others	262,063	126,972
Less: Allowance for credit losses	(59,386)	(40,313)
Total	3,573,137	4,756,725